Cover Page	Nov. 20, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Nov. 20, 2019
Entity Registrant Name	LOWES COMPANIES INC
Entity Incorporation, State or Country Code	NC
Entity File Number	1-7898
Entity Tax Identification Number	56-0578072
Entity Address, Address Line One	1000 Lowe’s Blvd.
Entity Address, City or Town	Mooresville,
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28117
City Area Code	(704)
Local Phone Number	758-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.50 per share
Trading Symbol	LOW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000060667
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed solely for the purpose of correcting a typographical error in the dates associated with the Non-GAAP Financial Measures reconciliation between the Company’s GAAP and non-GAAP financial results for diluted earnings per share and adjusted diluted earnings per share that was included in the press release filed as Exhibit 99.1 to the original Form 8-K. The date in the second “Three Months Ended” column of the reconciliation table is hereby corrected from November 2, 2019 in the original Form 8-K to November 2, 2018 in this Form 8-K/A. No other changes were made to the originally filed Form 8-K, and no other changes have been made to the exhibits to the originally filed Form 8-K.